Deferred Revenue (Details) - Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Maturities analysis
– within one year	R 325,848	R 283,682
– within two to four years	115,801	107,558
– over four years	5,501	4,627
Present value of amounts received in advance	R 447,150	R 395,867